Share-Based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($)	Aug. 06, 2016 shares	Nov. 03, 2014 shares	Oct. 18, 2010 shares
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for issuance										589,729,714	225,063,170	58,875,478
Plan expiration term			10 years	10 years
Shares granted during the period			94,625,573	94,625,573
2010 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Unrecognized compensation cost			¥ 2,183,026						$ 313,572
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized			2 years 9 months 7 days	2 years 9 months 7 days
Weighted-average grant-date fair value of options granted | $ / shares				$ 2.83		$ 2.19		$ 0.44
Total fair value of options vested during period			¥ 832,594	$ 119,595	¥ 267,599		¥ 116,811
Intrinsic value of options exercised			¥ 1,055,675	$ 151,638	282,212		0
2010 Plan | Vesting on First Anniversary | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%	25.00%
2010 Plan | Vesting on Quarterly Basis Thereafter | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			75.00%	75.00%
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term	10 years
Number of shares authorized to grant	720,000
2017 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Unrecognized compensation cost			¥ 2,383						$ 342
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized			1 year 11 months 15 days	1 year 11 months 15 days
Total fair value of options vested during period			¥ 175	$ 25	¥ 455		¥ 0
Shares granted during the period		720,000
Weighted average grant date fair value | $ / shares								$ 1.92
2017 Plan | Vesting on First Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%	25.00%